Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


February 9, 2009

Kathyrn Ray
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561
202-504-2474

RE:   Excel Global, Inc.
      Post Effective Amendment 3 to Registration Statement on Form S-1 Filed December 12, 2008
      File No. 333-150462

Dear Ms. Ray:

Based on our telephone conversation, please note the following:

General
1. Comment 1 on the comment letter dated December 23, 2009 has been reissued. The prior comment read as follows:

You indicate on the facing page and elsewhere that you are filing this post-effective amendment pursuant to Rule 462(c) under the Securities Act of1933. You do not appear eligible, however, to rely on Rule 462(c) in connection with this filing, given that (i) the offering of securities pursuant to the registration statement is complete, as stated in your cover letter, and (ii) you have made substantive changes to the prospectus previously filed as part of the effective registration statement, other than price-related information omitted pursuant to Rule 430A. Please revise your filing to remove the indications that is being made pursuant to Rule 462(c), or advise.

The checked box reference to Rule 462(c) on the cover page has been removed and the reference to the reliance on the Rule in the explanatory note has been removed.

2. Part 2 has been revised to include the over sale in the offering of 31,000 unregistered shares of common stock to one investor.

3. The verb tense of the entire registration statement has been revised to show the completion of the offering.

Please do not hesitate to contact me if you require further information or documentation regarding the above.

Very truly yours,

/s/Jody M. Walker
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Jody M. Walker